Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 JAPAN USD ($)	Mar. 31, 2012 JAPAN JPY (¥)	Mar. 31, 2011 JAPAN JPY (¥)	Mar. 31, 2010 JAPAN JPY (¥)	Mar. 31, 2012 U.S.A. USD ($)	Mar. 31, 2012 U.S.A. JPY (¥)	Mar. 31, 2011 U.S.A. JPY (¥)	Mar. 31, 2010 U.S.A. JPY (¥)	Mar. 31, 2012 Europe and CIS USD ($)	Mar. 31, 2012 Europe and CIS JPY (¥)	Mar. 31, 2011 Europe and CIS JPY (¥)	Mar. 31, 2010 Europe and CIS JPY (¥)	Mar. 31, 2012 China USD ($)	Mar. 31, 2012 China JPY (¥)	Mar. 31, 2011 China JPY (¥)	Mar. 31, 2010 China JPY (¥)	Mar. 31, 2012 Other Countries USD ($)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2010 Other Countries JPY (¥)
Segment Reporting Disclosure [Line Items]
Net sales	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000	$ 8,823,999	¥ 723,568,000	¥ 641,502,000	¥ 498,568,000	$ 5,320,732	¥ 436,300,000	¥ 391,380,000	¥ 311,170,000	$ 2,647,378	¥ 217,085,000	¥ 175,217,000	¥ 141,510,000	$ 2,396,793	¥ 196,537,000	¥ 332,581,000	¥ 238,102,000	$ 4,978,939	¥ 408,273,000	¥ 302,447,000	¥ 242,214,000
Property, plant and equipment of domicile country					4,346,635	356,424,000	354,797,000	380,592,000	821,341	67,350,000	63,972,000	62,637,000
Property, plant and equipment of foreign countries													359,549	29,483,000	29,868,000	35,811,000					931,695	76,399,000	59,750,000	46,060,000
Property, plant and equipment	$ 6,459,220	¥ 529,656,000	¥ 508,387,000	¥ 525,100,000